VGOF-P16 09/24

SUPPLEMENT DATED SEPTEMBER 26, 2024

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

Effective September 30, 2024, the following changes are made to each Fund’s Summary Prospectus, Prospectus and SAI:

1)	The following is added to the section titled “Your fund’s management – Portfolio managers” in each Fund’s Summary Prospectus and Prospectus:

Benjamin Barber, CFA
Portfolio Manager, portfolio manager of the fund since 2024.

James Conn, CFA
Portfolio Manager, portfolio manager of the fund since 2024.

Francisco Rivera
Portfolio Manager, portfolio manager of the fund since 2024.

Daniel Workman, CFA
Portfolio Manager, portfolio manager of the fund since 2024.

2)	The following is added to the section titled “Who oversees and manages the fund? – Portfolio managers” in each Fund’s Prospectus:
Portfolio managers	Joined fund	Employer	Positions over past five years
Benjamin Barber, CFA	2024	Franklin Advisers 2020 – Present Goldman Sachs Asset Management 1999 – 2020	Portfolio Manager Portfolio Manager
James Conn, CFA	2024	Franklin Advisers 1996 – Present	Portfolio Manager
Francisco Rivera	2024	Franklin Advisers 1994 – Present	Portfolio Manager
Daniel Workman, CFA	2024	Franklin Advisers 2003 - Present	Portfolio Manager

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3)	The following is added to the table in the section titled “PORTFOLIO MANAGERS – Other accounts managed” in each Fund’s SAI:

Portfolio managers	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Benjamin Barber*	8	$17,076,700,000	2	$224,800,000	4	$324,400,000
James Conn*	8	$17,077,100,000	2	$224,800,000	4	$702,600,000
Francisco Rivera*	7	$17,076,700,000	0	$0	142	$9,617,600,000
Daniel Workman*	7	$17,076,700,000	0	$0	4	$868,500,000

*Information is provided as of August 31, 2024.

4)	The following is added to the section titled “PORTFOLIO MANAGERS – Ownership of securities” in each Fund’s SAI:

Portfolio manager(s)	Dollar range of fund shares owned
Benjamin Barber*	None
James Conn*	None
Francisco Rivera*	None
Daniel Workman*	None
*Information is provided as of August 31, 2024.

Schedule A

Putnam Short-Term Municipal Income Fund
Putnam Strategic Intermediate Municipal Fund
Putnam Tax Exempt Income Fund
Putnam Tax-Free High Yield Fund
Putnam Intermediate-Term Municipal Income Fund

Shareholders should retain this Supplement for future reference.

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